Goodwill and Intangible Assets - Summary of Estimated Amortization Expense from Continuing Operations for Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
For the year ended December 31, 2013	$ 7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	$ 4,412